Current liabilities - Other creditors and miscellaneous liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current liabilities
Attendance fees		€ 242	€ 230
Other		27	2
Total other creditors and miscellaneous liabilities	€ 269	230
Total other creditors and miscellaneous liabilities		€ 269	€ 232